Operating leases, from the perspective as a lessee	12 Months Ended
Dec. 31, 2025
Operating leases, from the perspective as a lessee [Abstract]
Operating leases, from the perspective as a lessee

Note 14 – Operating leases, from the perspective as a lessee

The Company entered into operating lease agreements for factory buildings, office spaces and employee dormitories including lease agreements with its related party, with various initial term expiration dates through 2030 and various renewal and termination options. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

As of December 31, 2025 and 2024, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of US$4,605,152 and US$4,031,580, respectively, and the corresponding operating lease right-of-use assets of US$3,677,983 and US$3,388,523, respectively.

Also see Note 18 for related party operating lease commitments.

The following components of lease cost are included in the Company’s consolidated statements of operations and comprehensive loss:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2025	2024	2023
Operating lease cost	$1,257,470	$1,822,184	$2,053,911
Short-term lease cost	10,536	2,870	18,404
Total lease cost	$1,268,006	$1,825,054	$2,072,315

Supplemental cash flow information related to operating leases was as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$797,890	$1,285,329	$2,692,699
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$1,119,621	$273,213	$1,801,664
Remeasurement of the lease liabilities and right-of-use-assets due to lease modification	$136,855	$1,350,538	$320,911

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	December 31,	December 31,
	2025	2024

Weighted average remaining lease term of operating leases	4.49 Years	4.78 Years
Weighted average discount rate of operating leases	6.5250%	6.5250%

The Company’s maturity analysis of operating lease liabilities, including operating lease liabilities to related parties, as of December 31, 2025 is as follows:

Operating
Leases
2026	$1,115,983
2027	1,082,436
2028	1,010,021
2029	967,452
2030	802,542
Thereafter	34,133
Total lease payment	5,012,567
Less: imputed interest	(407,415)
Present value of operating lease liabilities	4,605,152
Less: current obligation	(1,153,766)
Long-term obligation at December 31, 2025	$3,451,386